Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning	$ 88,218,188
Recognized share of income in OCEN (see Note 10)			$ 147,975
Dividends	(1,053,392)	$ (1,459,320)
Sale of repurchased shares	980,410	774,073	111,979
Share-based compensation	2,009,304	1,066,863	962,806
Net income attributable to stockholders of the Company	45,283,824	7,354,785	302,824
Balance at ending	131,053,859	88,218,188
Retained Earnings
Balance at beginning	88,218,188	84,280,397
Recognized share of income in OCEN (see Note 10)			147,975
Dividends	(1,053,392)	(1,053,392)
Shares cancellation		(1,510,290)
Sale of repurchased shares	(3,080,729)	(1,126,573)	(997,174)
Cancellation of sale of shares	246,658	505,357
Share-based compensation	2,009,304	1,066,863	962,806
Other	1,650
Net income attributable to stockholders of the Company	44,712,180	6,055,826
Balance at ending	131,053,859	88,218,188	84,280,397
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	80,023,355	83,391,732
Appropriation of net income	6,055,826	(1,250,342)
Dividends	(1,053,392)	(1,053,392)
Shares cancellation		(1,510,290)
Sale of repurchased shares	(3,080,729)	(1,126,573)
Cancellation of sale of shares	246,658	505,357
Share-based compensation	2,009,304	1,066,863
Other	1,650
Net income attributable to stockholders of the Company	44,712,180
Balance at ending	128,914,852	80,023,355	83,391,732
Net Income for the Year
Balance at beginning	6,055,826	(1,250,342)
Appropriation of net income	$ (6,055,826)	1,250,342
Net income attributable to stockholders of the Company		6,055,826
Balance at ending		$ 6,055,826	$ (1,250,342)